Management and assessment of financial risks - Maturity table (Details) € in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) item	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 item	Nov. 19, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			€ 21,001
Amount of agreement	€ 32,000	€ 24,000			€ 10,000
Bonds converted to new shares	1,280	224,000	376
Interest rate					9.50%
Kreos Tranche 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of Each Tranche		€ 3,000
Kreos Tranche 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of Each Tranche		3,000
Kreos Tranche 3 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of Each Tranche		3,000
Kreos Tranche 4 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of Each Tranche		6,000
Kreos Tranche 5 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of Each Tranche		6,000
Kreos Tranche 6 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of Each Tranche		€ 3,000
Non-convertible bonds and convertibles notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			€ 5,548
Convertible notes Kreos 2021 contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of agreement					€ 2,250
Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			1,354
Lease obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			446
Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			180
Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,945
Convertible notes to Atlas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			5,600
Bonds converted to new shares | item				330
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			3,450
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			1,704
Current less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			12,799
Current less than 1 year | Non-convertible bonds and convertibles notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,282
Current less than 1 year | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			379
Current less than 1 year | Lease obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			221
Current less than 1 year | Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			15
Current less than 1 year | Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			214
Current less than 1 year | Convertible notes to Atlas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			5,600
Current less than 1 year | Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			3,450
Current less than 1 year | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			788
Later Than One Year but Not Later Than Three Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			5,238
Later Than One Year but Not Later Than Three Year [Member] | Non-convertible bonds and convertibles notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			3,015
Later Than One Year but Not Later Than Three Year [Member] | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			620
Later Than One Year but Not Later Than Three Year [Member] | Lease obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			226
Later Than One Year but Not Later Than Three Year [Member] | Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			110
Later Than One Year but Not Later Than Three Year [Member] | Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			428
Later Than One Year but Not Later Than Three Year [Member] | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			916
Later Than Three Year but Not Later Than Five Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,804
Later Than Three Year but Not Later Than Five Year [Member] | Non-convertible bonds and convertibles notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			251
Later Than Three Year but Not Later Than Five Year [Member] | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			195
Later Than Three Year but Not Later Than Five Year [Member] | Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			55
Later Than Three Year but Not Later Than Five Year [Member] | Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,303
Later Than Five Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			160
Later Than Five Year [Member] | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			€ 160